Insurance Business Result (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The following items are included in the account as of the indicated dates:

	12.31.23	12.31.22
Insurance revenue	193,078,501	140,075,284
Insurance service expense	(118,528,152)	(54,924,499)
Net expenses from reinsurance contracts held	(1,289,711)	(4,367,148)
Total	73,260,638	80,783,637
The following items are included in the account as of December 31, 2021 under IFRS 4:

12.31.21
Premiums and Surcharges Accrued	149,523,729
Claims Accrued	(27,401,750)
Redemptions	(389,449)
Fixed and Periodic Annuities	(230,719)
Production and Operating Expenses	(29,968,573)
Other Income and Expenses	(1,658,707)
Total	89,874,531